Revenue (Details) - Schedule of revenue from the transfer of goods and services - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hardware [Member]
Revenue (Details) - Schedule of revenue from the transfer of goods and services [Line Items]
Total segment revenue	$ 5,690,577	$ 5,236,331	$ 7,129,051
Inter-segment revenue	(154,415)	(356,104)	(226,078)
Revenue from external customer contracts		4,880,227	6,902,973
customer contracts	5,536,162
Timing of revenue recognition
At a point in time	5,536,162	4,880,227	6,902,973
Total	5,536,162	4,880,227	6,902,973
Software [Member]
Revenue (Details) - Schedule of revenue from the transfer of goods and services [Line Items]
Total segment revenue	4,586,842	22,654,095	19,302,195
Inter-segment revenue		(1,201,482)	(1,270,234)
Revenue from external customer contracts		21,452,613	18,031,961
customer contracts	4,586,842
Timing of revenue recognition
At a point in time	4,586,842	21,452,613	18,031,961
Total	4,586,842	21,452,613	18,031,961
Service [Member]
Revenue (Details) - Schedule of revenue from the transfer of goods and services [Line Items]
Total segment revenue	13,107,708	15,933,436	20,477,655
Inter-segment revenue	(821,904)	(23,413)
Revenue from external customer contracts		15,910,023	20,477,655
customer contracts	12,285,804
Timing of revenue recognition
Over time	12,285,804	15,910,023	20,477,655
Total	12,285,804	15,910,023	20,477,655
Total [Member]
Revenue (Details) - Schedule of revenue from the transfer of goods and services [Line Items]
Total segment revenue	23,385,127	43,823,862	46,908,901
Inter-segment revenue	(976,319)	(1,580,999)	(1,496,312)
Revenue from external customer contracts		42,242,863	45,412,589
customer contracts	22,408,808
Timing of revenue recognition
At a point in time	10,123,004	26,332,840	24,934,934
Over time	12,285,804	15,910,023	20,477,655
Total	$ 22,408,808	$ 42,242,863	$ 45,412,589